[AXA EQUITABLE LOGO]

JULIE COLLETT

Senior Director and

Counsel

(303) 902-9135

Fax: (212) 314-3959

VIA EDGAR

August 25, 2017

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Selective Review Request
Separate Account No. 70 of AXA Equitable Life Insurance Company
Initial Registration Statement on Form N-4
Retirement Cornerstone® Series 17 Series E
File No. 811-22651

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 70. Please note that the prospectus within the Registration Statement is redacted. Concurrent with the filing of the Registration Statement, we are filing a complete copy of the prospectus as correspondence for the Staff’s review. We believe the filing of a redacted prospectus within the Registration Statement is consistent with prior precedent established by Metlife Investors USA separate Account A (see File No. 333-54464).

This Registration Statement relates to a new version of the Retirement Cornerstone® Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 70. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and it’s retail distribution channel. To this end, the principal underwriters of Separate Account 70, and the distributors of the Retirement Cornerstone® Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

Retirement Cornerstone® Series 15B is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-178750 and has been offered continuously since it became effective under the 1933 Act.

Financial statements, exhibits and other financial information will be provided in a subsequent pre-effective amendment.

We would like to have Retirement Cornerstone® Series 17 Series E effective by November 10, 2017. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before October 16, 2017, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (303) 902-9135 if you have any questions or comments.

Very truly yours,

/s/ Julie Collett
Julie Collett

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104